Provisions - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Later than ten years [member]
Disclosure Of Detailed Information About Provisions [Line Items]
Percentage of proportion of noncurrent provision yet to be settled	53.00%	55.00%
Provision for decommissioning, restoration and rehabilitation costs [member] | Discount rate, measurement input [member]
Disclosure Of Detailed Information About Provisions [Line Items]
Percentage decrease of pretax discount rates	0.50%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ 336
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 653
Bottom of range [member] | Provision for decommissioning, restoration and rehabilitation costs [member] | Discount rate, measurement input [member]
Disclosure Of Detailed Information About Provisions [Line Items]
Discount rate pre tax	4	3.7
Top of range [member] | Provision for decommissioning, restoration and rehabilitation costs [member] | Discount rate, measurement input [member]
Disclosure Of Detailed Information About Provisions [Line Items]
Discount rate pre tax	4.9	5